Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000169822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169822 [Member] | CCC D [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000169822 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[1]
C000169822 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000169822 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[1]
C000169822 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[1]
C000169822 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
C000169822 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000169822 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000169822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000169822 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169822 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000205110 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205110 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000214901 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000215123 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000215123 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000215123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000215123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000215123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000215123 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000215123 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000215123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000215123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000215123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000215123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169819 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169819 [Member] | abrdn Healthcare Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169819 [Member] | abrdn Healthcare Investors [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169819 [Member] | abrdn Global Infrastructure Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Source Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Eaton Vance Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | John Hancock Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169819 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000169819 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169819 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200735 [Member] | Federal Home Loan Bank Discount Notes 0 00 01 27 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000200735 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I 5 19 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000200735 [Member] | U S Treasury Bill 0 00 10 17 24 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200735 [Member] | U S Treasury Bill 0 00 11 12 24 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200735 [Member] | Federal Home Loan Bank Discount Notes 0 00 01 14 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200735 [Member] | U S Treasury Bill 0 00 11 14 24 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200735 [Member] | U S Treasury Note 3 75 08 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200735 [Member] | U S Treasury Bill 0 00 10 29 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200735 [Member] | U S Treasury Bill 0 00 11 21 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000200735 [Member] | Government National Mortgage Association Pool TBA 5 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200735 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000200735 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[2]
C000200735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000200735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[2]
C000200735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[2]
C000200735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000200735 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000200735 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000200735 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000200735 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
C000200735 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000200735 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000200735 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[2]
C000211017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211017 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000211017 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000214903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214903 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214903 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000214903 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000215124 [Member] | National HealthCare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215124 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215124 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Daktronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000215124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000215124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000215124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215124 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000215124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000215124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000215124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000215124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000217670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217670 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217670 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000217670 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000226051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226051 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226051 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000226051 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000224383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224383 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000224383 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224383 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226050 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226050 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000226050 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000226055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226055 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226055 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226055 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000226055 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000227373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227373 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000227373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227373 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227373 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000227373 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227373 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000227373 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000227373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227373 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000227373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000227373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000227373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000227373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000227373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000227373 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000241937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000241937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000211018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211018 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000211018 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000223312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223312 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223312 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000223312 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000224232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224232 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224232 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000224232 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000224911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224911 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
C000224911 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000226054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226054 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226054 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226054 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000226054 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000240892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240892 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240892 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000240892 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000242929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242929 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000242929 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000242936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242936 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242936 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.50%
C000242936 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.80%)
C000243421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243421 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243421 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243421 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000243421 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000226537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226537 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226537 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000226537 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000227615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227615 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227615 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227615 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227615 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227615 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	69.00%
C000227615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000227615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000227615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000230294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230294 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
C000230294 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000242934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242934 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242934 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
C000242934 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000242937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.80%
C000242937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000243422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243422 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243422 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
C000243422 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)
C000245572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.60%
C000245572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.30%)
C000241464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241464 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241464 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000241464 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000242928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242928 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000242928 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000242935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242935 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.00%
C000242935 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000250352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250352 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000250352 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000250352 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218639 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I 5 19 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000218639 [Member] | Government National Mortgage Association Pool TBA 5 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218639 [Member] | U S Treasury Note 3 75 08 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218639 [Member] | Federal National Mortgage Association Pool TBA 2 50 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218639 [Member] | Federal National Mortgage Association Pool TBA 3 00 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218639 [Member] | Government National Mortgage Association Pool TBA 2 50 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218639 [Member] | Government National Mortgage Association Pool TBA 4 50 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218639 [Member] | Federal National Mortgage Association Pool TBA 5 50 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218639 [Member] | Federal National Mortgage Association Pool TBA 2 00 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Pool QD7088 2 00 02 01 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218639 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000218639 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000218639 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000218639 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000218639 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000218639 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000218639 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000218639 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000218639 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000218639 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000218639 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000218639 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000218639 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[3]
C000219664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219664 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219664 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219664 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000219664 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000221308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221308 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221308 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000221308 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000222137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222137 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.60%
C000222137 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000230351 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000230351 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000230351 [Member] | Galaxy Digital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230351 [Member] | Cleanspark Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Marathon Digital Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230351 [Member] | Iris Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	66.60%
C000230351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000230351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230351 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000231330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231330 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000178745 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I 5 19 [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000178745 [Member] | U S Treasury Note 3 75 08 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000178745 [Member] | U S Treasury Note 3 75 08 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000178745 [Member] | U S Treasury Bond 4 63 05 15 44 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000178745 [Member] | U S Treasury Note 4 00 07 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000178745 [Member] | U S Treasury Note 3 63 08 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000178745 [Member] | U S Treasury Note 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000178745 [Member] | U S Treasury Bond 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178745 [Member] | U S Treasury Bond 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178745 [Member] | Federal National Mortgage Association Pool TBA 3 50 09 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000178745 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000178745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000178745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000178745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000178745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000178745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000178745 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000178745 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000178745 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000178745 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000178745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000178745 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[4]
C000178745 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	60.80%	[4]
C000220038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220038 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000220038 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000221311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221311 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000221311 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000223224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223224 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223224 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
C000223224 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000223318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223318 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223318 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000223318 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000230440 [Member] | BellRing Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | Leonardo DRS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230440 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230440 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000230440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000230440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000230440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000230440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000230440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000230440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000236305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236305 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236305 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240186 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240186 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000240186 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000241255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241255 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.70%
C000241255 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000215122 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000215122 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215122 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000215122 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215122 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215122 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000215122 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000215122 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215122 [Member] | Hartford Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000215122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000215122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000215122 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000215122 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000215122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000215122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000215122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000215122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000215122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000216581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000216581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000216581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000216581 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000216581 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000216581 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000216581 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000216581 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000216581 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000216581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000216581 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000216581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000216581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000216581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000216581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218407 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218407 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218407 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000218407 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000219511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219511 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219511 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217668 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217668 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000217668 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000218409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218409 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000218409 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000219662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219662 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219662 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219662 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000219662 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000220040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220040 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220040 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000220040 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000227834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227834 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227834 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227834 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000227834 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000230301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230301 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.50%
C000230301 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.90%)
C000231328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000244790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244790 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.50%
C000244790 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.80%)
C000244790 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245574 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245574 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245574 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.50%
C000245574 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.00%)
C000245577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245577 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245577 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	150.00%
C000245577 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.30%)
C000222135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222135 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.20%
C000222135 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000223226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223226 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223226 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000223226 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000224230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000224230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000224778 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I 5 19 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224778 [Member] | Saudi Government International Bond 5 75 01 16 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224778 [Member] | Oman Government International Bond 6 25 01 25 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224778 [Member] | Bahrain Government International Bond 6 75 09 20 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224778 [Member] | Peruvian Government International Bond 2 78 01 23 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000224778 [Member] | Colombia Government International Bond 8 75 11 14 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000224778 [Member] | Greensaif Pipelines Bidco Sarl 6 13 02 23 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Egypt Government International Bond 7 30 09 30 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Dominican Republic International Bond 4 50 01 30 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Ukraine Government International Bond 0 00 08 01 41 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000224778 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[5]
C000224778 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[5]
C000224778 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[5]
C000224778 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[5]
C000224778 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[5]
C000224778 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000224778 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000224778 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000224778 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[5]
C000224778 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000239915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000239915 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239915 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000239915 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000245575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245575 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245575 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245575 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000245575 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000246128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246128 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246128 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246128 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.60%
C000246128 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000248689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248689 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248689 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248689 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.30%
C000248689 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
C000248689 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248806 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248806 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000248806 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000246681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246681 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246681 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.50%
C000246681 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
C000246681 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000248798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000248808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000248808 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000246916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246916 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246916 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000246916 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000226539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226539 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226539 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000226539 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000227832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227832 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227832 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000227832 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000230296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230296 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000230296 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244041 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000244041 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000245573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245573 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245573 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245573 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.90%
C000245573 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.50%)
C000237796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237796 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	138.20%
C000237796 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.40%)
C000240568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240568 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240568 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000241257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000241257 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000242927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242927 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000242927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000242927 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000248800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248800 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000248800 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000249954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249954 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000245576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245576 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245576 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245576 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.60%
C000245576 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.00%)

[1]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S.Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.